Summary of significant accounting policies (Details Textual) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 10, 2015	Mar. 24, 2015	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	50.00%
Foreign Currency Exchange Rate, Translation	0.1629	0.1636
Shipping, Handling and Transportation Costs	$ 299,797	$ 272,220
Advertising Expense	860	55,019
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC.
Foreign Currency Average Exchange Rate Translation	0.1628	0.1613
Cash and Cash Equivalents, Period Increase (Decrease)	(1,243,784)	1,041,057
Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from Issuance Initial Public Offering			5,100,000
IPO [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, Period Increase (Decrease)			9,600,000
Proceeds from Issuance Initial Public Offering				$ 5,100,000
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	70.00%	80.00%
Tantech Bamboo [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	5.00%				0.00%